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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2001
                                                 ------------------------------

Check here if Amendment [X]; Amendment Number:                  2
                                                 ------------------------------

      This Amendment (Check only one.): [X] is a restatement.
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Frank Russell Company
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Address:      909 A Street
              Tacoma, WA 98402
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Form 13F File Number:               28-01190
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mary Beth Rhoden
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Title:        Assistant Secretary and Staff Counsel
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Phone:        (253) 573-4846
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/s/ Mary Beth Rhoden              Tacoma, WA                   December 12, 2003
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[Signature]                      [City, State]                      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          49
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Form 13F Information Table Entry Total:      Not Applicable for this Amendment
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Form 13F Information Table Value Total:  $   Not Applicable for this Amendment
                                           -------------------------------------

This amendment is filed to restate file numbers for certain Other Included Managers.

NUMBER REFERENCES TO OTHER INCLUDED MANAGERS APPEARING IN THE INFORMATION TABLE AND NOT INCLUDED IN THE FOLLOWING LIST ARE ATTRIBUTABLE TO THE FILER, FRANK RUSSELL COMPANY.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number                               Name
-------------    ------------------------    -----------------------------------------------------
            1            28-03344            Alliance Capital Management L.P.
            2            28-02405            Cohen & Steers Capital Management, Inc.
            3            28-01488            Delphi Management, Inc.
            5            28-03706            Equinox Capital Management, LLC
            9            28-00620            Franklin Portfolio Associates, LLC
           10            28-06418            Genesis Asset Managers Limited
           11            28-03059            Jacobs Levy Equity Management, Inc.
           12            28-00694            J.P. Morgan Investment Management Inc.
           13            28-03877            Fiduciary Trust Company International
           14            28-04968            MFS Institutional Advisors, Inc.
           15            28-07376            Oechsle International Advisors, LLC
           17            28-01054            Fidelity Management Trust Company
           19            28-03426            Suffolk Capital Management, Inc.
           20            28-00399            State Street Global Advisors, Ltd.
           21            28-04395            Baillie Gifford Overseas Limited
           22            28-00096            Capital Group, Inc. (Capital Guardian Trust Company)
           23            28-04323            Sirach Capital Management, Inc.
           24            28-02633            Marvin & Palmer Associates, Inc.
           25            28-04886            GlobeFlex Capital, L.P.
           26            28-03946            Barclays Global Advisors, N.A.
           27            28-06538            AEW Capital Management, L.P.
           28            28-04372            Westpeak Global Advisors, L.P.
           29            28-00620            The Boston Company Asset Management LLC
           30            28-00979            Alliance Capital Management L.P. through its
                                             Bernstein Investment Research and Management Unit
           31            28-00541            Peachtree Asset Management
           32            28-02762            Frank Russell Investment Management Company
           35            28-01096            Frank Russell Trust Company
           36            28-01515            Geewax, Terker & Company
           38            28-04189            Nicholas Applegate Capital Management
           39            28-04731            Schroder Investment Management North America Limited
           40            28-06677            TCW London International Limited
           41            28-04731            Schroder Investment Management (Singapore) Limited
           42            28-03946            Barclays Global Investors, N.A.
           43            28-04457            Capital International Limited
           44            28-06748            Marsico Capital Management, LLC
           45            28-03344            Alliance Capital Management Australia Limited
           46            28-07312            Security Capital Global Capital Management Group Inc.
           47            28-01202            Strong Capital Management, Inc
           48            28-02924            Turner Investment Partners, Inc
           49            28-05519            CapitalWorks Investment Partners, LLC
           50            28-04207            Driehaus Capital Management, Inc
           51            28-05015            Systematic Financial Management, L.P.
           52            28-00663            David J. Greene and Company, LLC
           53            28-02293            TimesSquare Capital Management, Inc.
           55            28-06501            Cypress Capital Management Ltd.
           56            28-04007            Fuller & Thaler Asset Management, Inc.
           57            28-06008            Iridian Asset Management LLC
           58            28-00620            The Boston Company Asset Management LLC
           59            28-00450            Fidelity Management & Research Company